As filed with the Securities and Exchange Commission on February 25, 2003

                                                    Registration Nos. 333-72714
                                                                      811-06218
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4

                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933

                               -----------------

                        Post-Effective Amendment No. 3

                            REGISTRATION STATEMENT
                                   UNDER THE
                        INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 6
                       (Check appropriate box or boxes.)

                               -----------------

                            MONY VARIABLE ACCOUNT A
                          (Exact Name of Registrant)

                          MONY LIFE INSURANCE COMPANY
                              (Name of Depositor)

                                 1740 Broadway
                           New York, New York 10019
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (212) 708-2000
              (Depositor's Telephone Number, including Area Code)

                            HAROULA K. BALLAS, ESQ.
                             Counsel -- Operations
                          MONY Life Insurance Company
                                 1740 Broadway
                           New York, New York 10019
                    (Name and Address of Agent for Service)

                               -----------------

   It is proposed that this filing will become effective: (check appropriate box)
      [_] immediately upon filing pursuant to paragraph (b) of Rule 485
      [X] on March 3, 2003 pursuant to paragraph (b) of Rule 485
      [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
      [_] on        pursuant to paragraph (a)(1) of Rule 485.
      [_] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
      [_] on        pursuant to paragraph (a)(2) of Rule 485

   If appropriate, check the following box:
      [_]this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

   TITLE OF SECURITIES BEING REGISTERED: Individual Flexible Payment Variable Annuity Contracts

================================================================================

                       Supplement Dated March 3, 2003 to
                         Prospectus Dated May 1, 2002
             Individual Flexible Payment Variable Annuity Contract
                                   Issued by
                          MONY Life Insurance Company
                            MONY Variable Account A

SUPPLEMENT PURPOSE:

The purpose of this supplement is to reflect an increase in the current mortality and expense risk charges under the individual flexible payment variable annuity contract described in the prospectus included in Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (Registration Nos. 333-72714 and 811-06218) which is incorporated by reference in this filing.

                        SUPPLEMENT DATED MARCH 3, 2003

                                      to

                      MONY VARIABLE ACCOUNT A PROSPECTUS
                               DATED May 1, 2002

                                      for

                             MONY VARIABLE ANNUITY

             Individual Flexible Payment Variable Annuity Contract

                                   Issued by

                          MONY Life Insurance Company

Effective March 3, 2003, this Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

1. Page 3 -- The Mortality and Expense Risk Charge section of the chart describing the Benefit Option Packages is revised as follows:

       -----------------------------------------------------------------

                            Option 1                   Option 2
       -----------------------------------------------------------------
       Mortality   Current annual rate--1.20% Current annual rate--1.45%
       and Expense Maximum annual rate--1.40% Maximum annual rate--1.95%
       Risk Charge
       -----------------------------------------------------------------

2. Page 5 -- Footnote 5 to the Table of Fees is revised as follows:

    (5)The Mortality and Expense Risk Charge is deducted daily equivalent to a current annual rate of 1.45% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.95%) from the value of the net assets of the Separate Account.

3. Pages 11 & 12 -- The Examples relating to Option 2 are revised as follows:


Registration No. 333-72714                        Form No. 14538 SL (Supp3/3/03)
                                                Form No. 14553 SA (Supp 3/3/03)

OPTION 2

   Under Option 2, if you surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets.

                                        After  After   After   After
Subaccount                              1 Year 3 Year 5 Years 10 Years
----------                              ------ ------ ------- --------
Alger American Balanced................  $ 88   $131   $175     $264
Alger American MidCap Growth...........    88    131    176      267
Enterprise Equity Income...............    88    131    176      267
Enterprise Global Socially Responsive..    92    143    196      308
Enterprise Growth......................    88    130    174      263
Enterprise Growth and Income...........    88    131    175      264
Enterprise Managed.....................    88    130    174      263
Enterprise Multi-Cap Growth............    90    138    186      289
Enterprise Small Company Growth........    90    138    186      289
Enterprise Small Company Value.........    88    132    177      269
Enterprise Total Return................    86    124    164      241
INVESCO VIF -- Financial Services......    90    137    185      286
INVESCO VIF -- Health Sciences.........    90    136    185      285
INVESCO VIF -- Telecommunications......    90    137    186      288
Janus Aspen Series Capital Appreciation    89    132    177      270
Janus Aspen Series Flexible Income.....    89    132    177      270
Janus Aspen Series International Growth    89    134    180      275
Lord Abbett Bond-Debenture.............    88    131    175      264
Lord Abbett Growth and Income..........    89    134    180      276
Lord Abbett Mid-Cap Value..............    90    138    186      289
MFS Mid Cap Growth.....................    88    133    179      273
MFS New Discovery......................    90    137    186      287
MFS Total Return.......................    88    132    176      268
MFS Utilities..........................    89    133    178      272
MONY Government Securities.............    86    124    164      240
MONY Long Term Bond....................    86    124    164      240
MONY Money Market......................    85    121    158      227
Van Kampen UIF Emerging Markets Equity.   100    166    233      384
Van Kampen UIF Global Value Equity.....    92    143    195      306
Van Kampen UIF U.S. Real Estate........    91    139    189      293
PBHG Mid-Cap Value.....................    91    140    191      298
PBHG Select Value......................    88    131    175      265
PIMCO Global Bond......................    88    132    177      269
PIMCO Real Return......................    86    125    165      243
PIMCO StocksPLUS Growth and Income.....    86    125    165      243

   Under Option 2, if you do not surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                        After  After   After   After
Subaccount                              1 Year 3 Year 5 Years 10 Years
----------                              ------ ------ ------- --------
Alger American Balanced................  $23    $ 72   $123     $264
Alger American MidCap Growth...........   24      73    125      267
Enterprise Equity Income...............   24      73    125      267
Enterprise Global Socially Responsive..   28      85    145      308
Enterprise Growth......................   23      72    123      263
Enterprise Growth and Income...........   23      72    123      264
Enterprise Managed.....................   23      72    123      263
Enterprise Multi-Cap Growth............   26      79    136      289
Enterprise Small Company Growth........   26      79    136      289
Enterprise Small Company Value.........   24      73    126      269
Enterprise Total Return................   21      66    112      241
INVESCO VIF -- Financial Services......   26      78    134      286
INVESCO VIF -- Health Sciences.........   25      78    134      285
INVESCO VIF -- Telecommunications......   26      79    135      288
Janus Aspen Series Capital Appreciation   24      74    126      270
Janus Aspen Series Flexible Income.....   24      74    126      270
Janus Aspen Series International Growth   24      75    129      275
Lord Abbett Bond-Debenture.............   23      72    123      264
Lord Abbett Growth and Income..........   25      75    129      276
Lord Abbett Mid-Cap Value..............   26      79    136      289
MFS Mid Cap Growth.....................   24      74    128      273
MFS New Discovery......................   25      79    135      287
MFS Total Return.......................   24      73    125      268
MFS Utilities..........................   24      74    127      272
MONY Government Securities.............   21      65    111      240
MONY Long Term Bond....................   21      65    111      240
MONY Money Market......................   20      61    105      227
Van Kampen UIF Emerging Markets Equity.   36     109    185      384
Van Kampen UIF Global Value Equity.....   28      85    144      306
Van Kampen UIF U.S. Real Estate........   26      81    138      293
PBHG Mid-Cap Value.....................   27      82    141      298
PBHG Select Value......................   23      72    124      265
PIMCO Global Bond......................   24      73    126      269
PIMCO Real Return......................   21      66    113      243
PIMCO StocksPLUS Growth and Income.....   21      66    113      243

4. Page 39 -- The paragraphs relating to Option 2 in the Mortality and Expense Risk Charge subsection of the Charges Against Fund Value section are revised as follows:

   Option 2 -- For Option 2, the daily mortality and expense risk charge from MONY Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.45% from the value of the net assets of MONY America Variable Account A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.95% from the value of the net assets of MONY Variable Account
A. Of the 1.45% current mortality and expense risk charge, 1.00% is for assuming mortality risks, and 0.45% is for assuming expense risks. Of the 1.95% maximum mortality and expense risk charge, 1.30% is for assuming mortality risks, and 0.65% is for assuming expense risks. The mortality and expense risk charge is deducted from MONY Variable Account A, and therefore the subaccounts, on each Business Day. These charges will not be deducted from the Guaranteed Interest Account. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.003973% (guaranteed not to exceed 0.005342%) multiplied by the number of days since the last Business Day.

                             MONY VARIABLE ANNUITY

                        SUPPLEMENT DATED MARCH 3, 2003

                                      to

                      STATEMENT OF ADDITIONAL INFORMATION
                               DATED May 1, 2002

             Individual Flexible Payment Variable Annuity Contract
                                   Issued by
                            MONY Variable Account A
                                      and
                          MONY Life Insurance Company

This Supplement replaces the Performance Data tables for MONY Variable Account A relating to Option 2 on pages (8), (10), (13), and (15):





Registration No. 333-72714                       Form No. 14539 SL (Supp 3/3/03)

                                 TOTAL RETURN
(assuming $1,000 payment at beginning of period and surrender at end of period)

                                   OPTION 2
      (Benefit Option Package which includes Step Up Value Death Benefit)

                                                                                    For the
                                                                                  Period Since
                                          For the       For the       For the      Inception
                                        1 Year Ended 5 Years Ended 10 Years Ended   Through
                                        December 31, December 31,   December 31,  December 31,
Subaccount                                  2001         2001           2001          2001
----------                              ------------ ------------- -------------- ------------
Alger American Balanced................       N/A          N/A           N/A           N/A
Alger American MidCap Growth...........       N/A          N/A           N/A           N/A
Enterprise Small Company Growth........    -11.95%         N/A           N/A         14.89%
Enterprise Small Company Value.........     -3.48%       13.69%        12.53%        12.68%
Enterprise Equity Income...............    -18.38%         N/A           N/A         -2.57%
Enterprise Global Socially Responsive..       N/A          N/A           N/A           N/A
Enterprise Growth......................    -20.01%         N/A           N/A         -1.47%
Enterprise Growth & Income.............    -19.35%         N/A           N/A         -0.28%
Enterprise Managed.....................    -18.74%        3.16%        10.58%        12.80%
Enterprise Multi-Cap Growth............    -24.02%         N/A           N/A         19.80%
Enterprise Total Return................       N/A          N/A           N/A           N/A
INVESCO VIF--Financial Services........       N/A          N/A           N/A           N/A
INVESCO VIF--Health Sciences...........       N/A          N/A           N/A           N/A
INVESCO VIF--Telecommunications........       N/A          N/A           N/A           N/A
Janus Aspen Series Capital Appreciation       N/A          N/A           N/A           N/A
Janus Aspen Series Flexible Income.....       N/A          N/A           N/A           N/A
Janus Aspen Series International Growth       N/A          N/A           N/A           N/A
Lord Abbett Bond-Debenture.............       N/A          N/A           N/A           N/A
Lord Abbett Growth and Income..........       N/A          N/A           N/A           N/A
Lord Abbett Mid-Cap Value..............       N/A          N/A           N/A           N/A
MFS Mid Cap Growth.....................       N/A          N/A           N/A           N/A
MFS New Discovery......................       N/A          N/A           N/A           N/A
MFS Total Return.......................       N/A          N/A           N/A           N/A
MFS Utilities..........................       N/A          N/A           N/A           N/A
MONY Series Fund Government Securities.     -2.19%        3.56%          N/A          4.42%
MONY Series Fund Long Term Bond........     -2.47%        4.65%         6.16%         6.73%
PBHG Mid-Cap Value.....................       N/A          N/A           N/A           N/A
PBHG Select Value......................       N/A          N/A           N/A           N/A
PIMCO Global Bond......................       N/A          N/A           N/A           N/A
PIMCO Real Return......................       N/A          N/A           N/A           N/A
PIMCO StocksPlus Growth and Income.....       N/A          N/A           N/A           N/A
Van Kampen UIF Emerging Markets Equity.       N/A          N/A           N/A           N/A
Van Kampen UIF Global Value Equity.....       N/A          N/A           N/A           N/A
Van Kampen UIF U.S. Real Estate........       N/A          N/A           N/A           N/A

   The tables above assumes that a $1,000 payment was made to each Subaccount at the beginning of the period shown, that no further payments were made, that any distributions from the corresponding Portfolio of the Funds were reinvested, and that the Contractholder surrendered the Contract for cash, rather than electing commencement of annuity benefits in the form of one of the Settlement Options available, at the end of the period shown. The average annual total return percentages shown in the tables reflect the historical rates of return, deductions for all charges, expenses, and fees of both the Funds (including the Investment Adviser Fees described in the Prospectus (see "Investment Adviser Fee" beginning at page 23) and the Variable Account which would be imposed on the payment assumed, including a contingent deferred sales (Surrender) charge imposed as a result of the full surrender and a deduction for the Annual Contract Charge imposed on each Contract Anniversary and upon full surrender and allocated to each Subaccount in the proportion that the total value of that Subaccount bore to the total value of the Variable Account at the end of the period indicated.

                                      (2)

                         NON-STANDARDIZED TOTAL RETURN
(assuming $1,000 payment at beginning of period and Contract continues in force)

                                   OPTION 2
      (Benefit Option Package which includes Step Up Value Death Benefit)

                                                                                    For the
                                                                                  Period Since
                                          For the       For the       For the      Inception
                                        1 Year Ended 5 Years Ended 10 Years Ended   Through
                                        December 31, December 31,   December 31,  December 31,
Subaccount                                  2001         2001           2001          2001
----------                              ------------ ------------- -------------- ------------
Alger American Balanced................       N/A          N/A           N/A           N/A
Alger American MidCap Growth...........       N/A          N/A           N/A           N/A
Enterprise Small Company Growth........     -5.36%         N/A           N/A         16.09%
Enterprise Small Company Value.........      3.52%       14.28%        12.53%        12.68%
Enterprise Equity Income...............    -12.23%         N/A           N/A         -0.93%
Enterprise Global Socially Responsive..       N/A          N/A           N/A           N/A
Enterprise Growth......................    -13.98%         N/A           N/A          0.18%
Enterprise Growth & Income.............    -13.28%         N/A           N/A          1.33%
Enterprise Managed.....................    -12.62%        4.03%        10.58%        12.80%
Enterprise Multi-Cap Growth............    -18.30%         N/A           N/A         21.65%
Enterprise Total Return................       N/A          N/A           N/A           N/A
INVESCO VIF--Financial Services........       N/A          N/A           N/A           N/A
INVESCO VIF--Health Sciences...........       N/A          N/A           N/A           N/A
INVESCO VIF--Telecommunications........       N/A          N/A           N/A           N/A
Janus Aspen Series Capital Appreciation       N/A          N/A           N/A           N/A
Janus Aspen Series Flexible Income.....       N/A          N/A           N/A           N/A
Janus Aspen Series International Growth       N/A          N/A           N/A           N/A
Lord Abbett Bond-Debenture.............       N/A          N/A           N/A           N/A
Lord Abbett Growth and Income..........       N/A          N/A           N/A           N/A
Lord Abbett Mid-Cap Value..............       N/A          N/A           N/A           N/A
MFS Mid Cap Growth.....................       N/A          N/A           N/A           N/A
MFS New Discovery......................       N/A          N/A           N/A           N/A
MFS Total Return.......................       N/A          N/A           N/A           N/A
MFS Utilities..........................       N/A          N/A           N/A           N/A
MONY Series Fund Government Securities.      4.81%        4.42%          N/A          4.64%
MONY Series Fund Long Term Bond........      4.53%        5.48%         6.16%         6.73%
PBHG Mid-Cap Value.....................       N/A          N/A           N/A           N/A
PBHG Select Value......................       N/A          N/A           N/A           N/A
PIMCO Global Bond......................       N/A          N/A           N/A           N/A
PIMCO Real Return......................       N/A          N/A           N/A           N/A
PIMCO StocksPlus Growth and Income.....       N/A          N/A           N/A           N/A
Van Kampen UIF Emerging Markets Equity.       N/A          N/A           N/A           N/A
Van Kampen UIF Global Value Equity.....       N/A          N/A           N/A           N/A
Van Kampen UIF U.S. Real Estate........       N/A          N/A           N/A           N/A

   The tables above reflects the same assumptions and results as the table appearing on pages (7), except that no contingent deferred sales (surrender) charge has been deducted. The data reflected in the tables above reflect the total return a Contractholder would have received during that period if he did not surrender his Contract.

   The yield shown reflects deductions for all charges, expenses, and fees of both the Funds and the Variable Account other than the contingent deferred sales (surrender) charge. The surrender charge will not exceed 7% of total Purchase Payments made in the Contract Year of surrender and the preceding 7 Contract Years.

                                      (3)

                     HYPOTHETICAL HISTORICAL TOTAL RETURN
(assuming $1,000 payment at beginning of period and surrender at end of period)

                                   OPTION 2
      (Benefit Option Package which includes Step Up Value Death Benefit)

                                                                                                                 For the
                                                                                                               Period Since
                                                                       For the       For the       For the      Inception
                                                                     1 Year Ended 5 Years Ended 10 Years Ended   Through
                                                                     December 31, December 31,   December 31,  December 31,
Subaccount                                                               2001         2001           2001          2001
----------                                                           ------------ ------------- -------------- ------------
Alger American Balanced.............................................    -10.31%       11.69%        10.17%          9.03%
Alger American MidCap Growth........................................    -14.49%       12.56%          N/A          16.87%
Enterprise Small Company Growth.....................................    -11.99%         N/A           N/A          14.89%
Enterprise Small Company Value......................................     -3.48%       13.69%        12.53%         12.68%
Enterprise Equity Income............................................    -18.38%         N/A           N/A          -2.57%
Enterprise Global Socially Responsive...............................       N/A          N/A           N/A            N/A
Enterprise Growth...................................................    -20.21%         N/A           N/A          -1.47%
Enterprise Growth & Income..........................................    -19.35%         N/A           N/A          -0.28%
Enterprise Managed..................................................    -18.74%        3.16%        10.58%         12.80%
Enterprise Multi-Cap Growth.........................................    -24.02%         N/A           N/A          19.80%
Enterprise Total Return.............................................       N/A          N/A           N/A            N/A
INVESCO VIF--Financial Services.....................................    -17.54%         N/A           N/A           6.03%
INVESCO VIF--Health Sciences........................................    -20.06%         N/A           N/A          12.19%
INVESCO VIF--Telecommunications.....................................    -57.92%         N/A           N/A         -25.84%
Janus Aspen Series Capital Appreciation.............................    -28.36%         N/A           N/A          15.18%
Janus Aspen Series Flexible Income..................................     -1.04%        4.67%          N/A           6.37%
Janus Aspen Series International Growth.............................    -29.78%        7.79%          N/A          11.50%
Lord Abbett Bond-Debenture..........................................     -3.85%        2.37%         6.22%          7.79%
Lord Abbett Growth and Income.......................................    -14.66%        9.64%        12.28%         12.23%
Lord Abbett Mid-Cap Value...........................................     -0.67%         N/A           N/A          19.53%
MFS Mid Cap Growth..................................................    -24.61%         N/A           N/A         -17.43%
MFS New Discovery...................................................    -13.09%         N/A           N/A          11.74%
MFS Total Return....................................................     -8.29%        7.77%          N/A          11.12%
MFS Utilities.......................................................    -30.68%        8.01%          N/A          12.69%
MONY Series Fund Government Securities..............................     -2.19%        3.56%         4.16%          4.70%
MONY Series Fund Long Term Bond.....................................     -2.47%        4.65%         6.16%          7.98%
PBHG Mid-Cap Value..................................................     -0.82%         N/A           N/A          20.72%
PBHG Select Value...................................................     -6.94%         N/A           N/A          13.61%
PIMCO Global Bond...................................................       N/A          N/A           N/A            N/A
PIMCO Real Return...................................................     -0.52%         N/A           N/A           5.57%
PIMCO StocksPlus Growth and Income..................................    -19.01%         N/A           N/A           2.87%
Van Kampen UIF Emerging Markets Equity..............................    -14.47%       -5.84%          N/A          -5.85%
Van Kampen UIF Global Value Equity..................................    -14.96%         N/A           N/A          -5.54%
Van Kampen UIF U.S. Real Estate.....................................      1.05%         N/A           N/A           5.73%

   The tables above assumes that a $1,000 payment was made to each Subaccount at the beginning of the period shown, that no further payments were made, that any distributions from the corresponding Portfolio of the Funds were reinvested, and that the Contractholder surrendered the Contract for cash, rather than electing commencement of annuity benefits in the form of one of the Settlement Options available, at the end of the period shown. The average annual total return percentages shown in the tables reflect the historical rates of return, deductions for all charges, expenses, and fees of both the Funds (including the Investment Adviser Fees described in the Prospectus (see "Investment Adviser Fee" beginning at page 23) and the Variable Account which would be imposed on the payment assumed, including a contingent deferred sales (Surrender) charge imposed as a result of the full surrender and a deduction for the Annual Contract Charge imposed on each Contract Anniversary and upon full surrender and allocated to each Subaccount in the proportion that the total value of that Subaccount bore to the total value of the Variable Account at the end of the period indicated.

                                      (4)

                     HYPOTHETICAL HISTORICAL TOTAL RETURN
(assuming $1,000 payment at beginning of period and Contract continues in force)

                                   OPTION 2
      (Benefit Option Package which includes Step Up Value Death Benefit)

                                                                                                                 For the
                                                                                                               Period Since
                                                                       For the       For the       For the      Inception
                                                                     1 Year Ended 5 Years Ended 10 Years Ended   Through
                                                                     December 31, December 31,   December 31,  December 31,
Subaccount                                                               2001         2001           2001          2001
----------                                                           ------------ ------------- -------------- ------------
Alger American Balanced.............................................     -3.55%       12.32%        10.17%          9.03%
Alger American MidCap Growth........................................     -8.05%       13.18%          N/A          16.87%
Enterprise Small Company Growth.....................................     -5.36%         N/A           N/A          16.09%
Enterprise Small Company Value......................................      3.52%       14.18%        12.53%         12.68%
Enterprise Equity Income............................................    -12.23%         N/A           N/A          -0.92%
Enterprise Global Socially Responsive...............................       N/A          N/A           N/A            N/A
Enterprise Growth...................................................    -13.98%         N/A           N/A           0.18%
Enterprise Growth & Income..........................................    -13.28%         N/A           N/A           1.33%
Enterprise Managed..................................................    -12.62%        4.03%        10.58%         12.80%
Enterprise Multi-Cap Growth.........................................    -18.30%         N/A           N/A          21.65%
Enterprise Total Return.............................................       N/A          N/A           N/A            N/A
INVESCO VIF--Financial Services.....................................    -11.33%         N/A           N/A           8.44%
INVESCO VIF--Health Sciences........................................    -14.03%         N/A           N/A          12.90%
INVESCO VIF--Telecommunications.....................................    -54.76%         N/A           N/A         -23.80%
Janus Aspen Series Capital Appreciation.............................    -22.97%         N/A           N/A          15.81%
Janus Aspen Series Flexible Income..................................      5.96%        5.49%          N/A           6.37%
Janus Aspen Series International Growth.............................    -24.59%        8.52%          N/A          11.62%
Lord Abbett Bond-Debenture..........................................      3.15%        3.27%         6.22%          7.79%
Lord Abbett Growth and Income.......................................     -8.23%       10.32%        12.27%         12.23%
Lord Abbett Mid-Cap Value...........................................      6.33%         N/A           N/A          21.59%
MFS Mid Cap Growth..................................................    -18.93%         N/A           N/A         -13.75%
MFS New Discovery...................................................     -6.54%         N/A           N/A          12.74%
MFS Total Return....................................................     -1.40%        8.50%          N/A          11.35%
MFS Utilities.......................................................    -25.46%        8.73%          N/A          12.90%
MONY Series Fund Government Securities..............................      4.81%        4.42%         4.16%          4.70%
MONY Series Fund Long Term Bond.....................................      4.53%        5.47%         6.16%          7.96%
PBHG Mid-Cap Value..................................................      6.18%         N.A           N/A          21.83%
PBHG Select Value...................................................      0.06%         N/A           N/A          14.40%
PIMCO Global Bond...................................................       N/A          N/A           N/A            N/A
PIMCO Real Return...................................................      6.48%         N/A           N/A           8.02%
PIMCO StocksPlus Growth and Income..................................    -12.91%         N/A           N/A           4.00%
Van Kampen UIF Emerging Markets Equity..............................     -8.03%       -4.87%          N/A          -5.12%
Van Kampen UIF Global Value Equity..................................     -8.55%         N/A           N/A           6.24%
Van Kampen UIF U.S. Real Estate.....................................      8.05%         N/A           N/A           6.56%

   The tables above reflects the same assumptions and results as the table appearing on page (11), except that no contingent deferred sales (surrender) charge has been deducted. The data reflected in the tables above reflect the total return a Contractholder would have received during that period if he did not surrender his Contract.

   The yield shown reflects deductions for all charges, expenses, and fees of both the Funds and the Variable Account other than the contingent deferred sales (surrender) charge. The surrender charge will not exceed 7% of total Purchase Payments made in the Contract Year of surrender and the preceding 7 Contract Years.

                                      (5)

                              PART A: PROSPECTUS

The Prospectus included in Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (Registration Nos. 333-72714 and 811-06218) filed with the Commission on April 30, 2002 is incorporated herein by reference.

                  PART B: Statement of Additional Information

The Statement of Additional Information included in Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (Registration Nos. 333-72714 and 811-06218) filed with the Commission on April 30, 2002 is incorporated herein by reference.

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   (1) MONY Variable Account A [MONY Custom Master, MONYMaster and ValueMaster]:

   (a) Report of Independent Accountants

   (b) Statements of assets and liabilities as of December 31, 2001

   (c) Statements of operations for the year ended December 31, 2001

   (d) Statements of changes in net assets for the years ended December 31, 2001, 2000 and 1999.

   (e) Notes to Financial Statements

   (2) MONY Variable Account A [Combined]:

   (a) Report of Independent Accountants

   (b) Combined statement of assets and liabilities as of December 31, 2001

   (c) Combined statement of operations for the period ended December 31, 2001

   (d) Combined statement of changes in net assets for the periods ended December 31, 2001 and December 31, 2000

   (e) Notes to financial statements

   (3) MONY Life Insurance Company:

   (a) Report of Independent Accounts

   (b) Balance sheets as of December 31, 2001 and 2000

   (c) Statements of income and comprehensive income for the years ended December 2001, 2000 and 1999

   (d) Statements of changes in shareholder's equity for the years ended December 31, 2001, 2000 and 1999

   (e) Statements of cash flows for the years ended December 31, 2001, 2000 and 1999

   (f) Notes to financial statements

   (b) Exhibits

   (1) Resolutions of Board of Trustees of The Mutual Life Insurance Company of New York ("Company") authorizing the establishment of MONY Variable Account A ("Variable Account"), adopted November 28, 1990, filed as Exhibit (1) to Pre-Effective Amendment No. 1 to Registration Statement (Registration Nos. 33-37722 and 811-6216) dated December 17, 1990, are incorporated herein by reference.

   (2) Not applicable.

   (3) (a) Underwriting Agreement between MONY Securities Corporation, The Mutual Life Insurance Company of New York, and MONY Series Fund, Inc. filed as Exhibit (3)(a) to Registration Statement (Registration No. 33-37718) dated November 9, 1990, is incorporated herein by reference.

      (b) Specimen Agreement with Registered Representatives filed as Exhibit 3(b) to Pre-Effective Amendment No. 1, to Registration Statement (Registration Nos. 33-37722 and 811-6216) dated December 17, 1990, is incorporated herein by reference.

      (c) Specimen Agreement (Career Contract) between the Company and selling agents, filed as Exhibit 3(c) to Registration Statement Nos. 33-18626 and 811-5394, dated November 20, 1987, is incorporated herein by reference.

      (d) Specimen commission schedule (Career Contract Schedule) filed as Exhibit j. (3) (c) to Pre-Effective Amendment No. 1 dated December 7, 2001 to Registration Statement on Form S-6 (Registration Nos. 333-72596 and 811-4235), is incorporated herein by reference.

   (4) Form of Flexible Payment Variable Annuity Contract is filed as Exhibit
(5) (a) to Pre-Effective Amendment No. 1 dated January 9, 2002 to Registration Statement on Form N-4 (Registration Nos. 333-72714 and 811-06218), is incorporated herein by reference.

   (5) Form of application for Flexible Payment Variable Annuity Contract filed as Exhibit (5) (b) to Pre-Effective Amendment No. 1 dated January 9, 2002 to Registration Statement on Form N-4 (Registration Nos. 333-72714 and 811-06218), is incorporated herein by reference.

   (6) Amended and Restated Charter and Amended and Restated By-Laws of MONY Life Insurance Company filed as Exhibit 1.(6) to Registration Statement (Registration Nos. 333-71417 and 811-6217) dated January 29, 1999 is incorporated herein by reference.

   (7) Not applicable.

   (8) (a) Fund Participation Agreement among Enterprise Accumulation Trust, MONY Life Insurance Company of America and MONY Life Insurance Company, filed as Exhibit 8(a) to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 dated April 18, 2001 (Registration Nos. 333-72259 and 811-6216), is incorporated herein by reference.

      (b) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Retirement System Investors Inc., as sub-adviser, filed as Exhibit (d)(iii) to Post-Effective Amendment No. 17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

      (c) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and 1740 Advisers, Inc., as sub-adviser, filed as Exhibit (d)(v) to Post-Effective Amendment No. 17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

      (d) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Marsico Capital Management, LLC, as sub-adviser, filed as Exhibit (d)(vi) to Post-Effective Amendment No. 20 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated April 27, 2000.

      (e) Investment Advisory Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Montag & Caldwell, Inc., as sub-adviser, filed as Exhibit (d)(ii) to Post-Effective Amendment No. 17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

      (f) Investment Advisory Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and TCW Investment Management Company, as sub-adviser, filed as Exhibit (d)(iv) to Post-Effective Amendment No. 20 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated April 27, 2000.

      (g) Investment Advisory Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and William D. Witter, Inc., as sub-adviser, filed as Exhibit (d)(vii) to Post-Effective Amendment No. #17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

      (h) Investment Advisory Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and GAMCO Investors, Inc., as sub-adviser, filed as Exhibit (d)(viii) to Post-Effective Amendment No. #17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

      (i) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Vontobel USA Inc., as sub-adviser, filed as Exhibit (d)(ix) to Post-Effective Amendment No. 17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 2000.

      (j) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Caywood-Scholl Capital Management, as sub-adviser, filed as Exhibit (d)(xi) to Post-Effective Amendment No. 17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

      (k) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and OpCap Advisors, as sub-adviser, filed as Exhibit (d)(xv) to Post-Effective Amendment No. 20 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated April 27, 2000.

      (l) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Sanford C. Bernstein & Co., Inc., as sub-adviser, filed as Exhibit (d)(xvi) to Post-Effective Amendment No. 20 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated April 27, 2000.

      (m) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Fred Alger Management, Inc., as sub-adviser, filed as Exhibit (d)(xiii) to Post-Effective Amendment No. 18 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 28, 1999.

   (9) Opinion and consent of Arthur D. Woods, Vice-President-Variable Products and Broker-Dealer Operations Counsel, MONY Life Insurance Company, as to the legality of the securities being registered, filed as Exhibit (9) to Registration Statement (333-72714 and 811-6216) dated November 2, 2001 is incorporated herein by reference.

   (10) Consent of PricewaterhouseCoopers LLP, Independent Accountants for MONY Life Insurance Company, to be filed by amendment.

   (11) Not applicable.

   (12) Not applicable.

Item 25.  Directors and Officers of the Depositor

1. Directors

   Tom H. Barrett, Former Chairman of the Board, President & Chief Executive Officer, The Goodyear Tire & Rubber Company, Akron, Ohio.

   David L. Call, Ronald P. Lynch Dean Emeritus, Cornell University, College of Agriculture and Life Sciences, Ithaca, New York.

   G. Robert Durham, Retired Chairman and Chief Executive Officer, Walter Industries, Inc., Tampa, Florida and Retired Chairman and Chief Executive Officer, Phelps Dodge Corporation.

   James B. Farley, Retired Chairman and Chief Executive Officer, MONY.

   Robert Holland, Jr., President and Chief Executive Officer, WorkPlace Integrators.

   James L. Johnson, Chairman Emeritus, GTE Corporation, Stamford, Connecticut.

   Frederick W. Kanner, Partner, Dewey Ballantine LLP, New York, NY.

   Robert R. Kiley, President and Chief Executive Officer, The New York City Partnership and Chamber of Commerce, Inc., New York, NY.

   Jane C. Pfeiffer, Management Consultant, Greenwich, Connecticut.

   Thomas C. Theobald, Managing Director, William Blair Capital Partners, L.L.C., Chicago, Illinois, Chicago, Illinois.

   David M. Thomas, Director (since 2002). Chairman and Chief Executive Officer of IMS Health, (since 2000). Senior Vice President and Group Executive of IBM (1998 to 2000) and various management positions with IBM since 1972.

2. Officer-Directors

   Michael I. Roth, Director, Chairman and Chief Executive Officer, The MONY Group Inc.; Director, Chairman and Chief Executive Officer, MONY; Director, Chairman of the Board, and Chief Executive Officer, MONY Life Insurance Company of America; Director, MONY Benefits Management Corp., and 1740 Advisers, Inc.

   Samuel J. Foti, Director, President and Chief Operating Officer, The MONY Group Inc.; Director, President and Chief Operating Officer, MONY; Director, President and Chief Operating Officer, MONY Life Insurance Company of America; Director, MONY Brokerage, Inc., MONY Benefits Management Corp., Director and Chairman, MONY International Holdings, Inc., MONY Life Insurance Company of the Americas, Ltd., and MONY Bank & Trust Company of the Americas, Ltd.

   Kenneth M. Levine, Director, Executive Vice President and Chief Investment Officer, The MONY Group Inc.; Director, Executive Vice President and Chief Investment Officer, MONY; Director, Chairman, and President, MONY Series Fund, Inc.; Director and Executive Vice President, MONY Life Insurance Company of America; Director, 1740 Advisers, Inc., MONY Benefits Management Corp., MONY Realty Partners, Inc., and 1740 Ventures, Inc.

3. Other Officers

   Lee M. Smith, Vice President and Secretary, The MONY Group Inc.; Corporate Secretary and Vice President, Government Relations, MONY.

   Richard E. Connors, Senior Vice President, MONY; Director, MONY Life Insurance Company of America and MONY Brokerage, Inc.

   Richard Daddario, Executive Vice President and Chief Financial Officer, The MONY Group Inc.; Executive Vice President and Chief Financial Officer, MONY; Executive Vice President, MONY Advisers, Inc.; Director, Vice President and Controller, MONY Life Insurance Company of America, Director, MONY Brokerage, Inc., MONY International Holdings, Inc. MONY Life Insurance Company of the Americas, Ltd., MONY Bank & Trust Company of the Americas, Ltd.

   Michael Slipowitz, Vice President and Chief Actuary of MONY, and Director, Vice President and Actuary of MONY Life Insurance Company of America.

   David V. Weigel, Vice President, Treasurer, The MONY Group Inc. MONY, MONY Realty Partners, Inc., and 1740 Ventures, Inc.; Treasurer, 1740 Advisers, Inc., MONY Life Insurance Company of America, MONY Series Fund, Inc., MONY Brokerage, Inc., and MONY Benefits Management Corp.

   For more than the past five years, unless otherwise noted, the principal occupation of each of the officers listed above has been an officer of MONY.

   No officer or director listed above receives any compensation from MONY Variable Account A. Neither the Company nor any of its affiliates has paid separately allocable compensation to any person listed for services rendered to the Account.

   The business address for all officers and officer-directors of the Company is 1740 Broadway, New York, New York 10019.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

   The following is a diagram showing all corporations directly or indirectly controlled by or under common control with the Company, showing the state or other sovereign power under the laws of which each is organized and the percentage ownership of voting securities giving rise to the control relationship. (See diagram on following page.) Omitted from the diagram are subsidiaries of the Company that, considered in the aggregate, would not constitute a "significant subsidiary" (as that term is defined in Rule 8b-2 under Section 8 of the Investment Company Act of 1940) of the Company.

[FLOW CHART]

THE MONY GROUP INC. ORGANIZATIONAL CHART AS OF 12/31/2001

Item 27.  Number of Certificate Owners:

   As of February 3, 2003, MONY Variable Account A had 10,785 owners of contracts.

Item 28.  Indemnification

   The Amended and Restated By-Laws of MONY Life Insurance Company provide, in
Article XV as follows:

   Each person (and the heirs, executors and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the law of the State of New York and in the manner prescribed therein. To this end, and as authorized by Section 722 of the Business Corporation Law of the State of New York, the Board may adopt all resolutions, authorize all agreements and take all actions with respect to the indemnification of directors and officers, and the advance payment of their expenses in connection therewith.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

   (a) MONY Securities Corporation ("MSC"), a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"), is the principal underwriter of the Registrant and also acts as principal underwriter for MONY Series Fund, Inc. (the "Fund"). MONY acts as sub-investment adviser to the Fund through a services agreement.

   (b) The names, titles, and principal business addresses of the officers of MSC are listed on Schedule A of Form BD for MSC (Registration No. 8-15289) (originally filed on behalf of MONY Sales, Inc. on November 23, 1969) and Form U-4 filed by each individual officer, the texts of which are hereby incorporated by reference.

   (c) No commissions or other compensation was received by the principal underwriter, directly or indirectly, from MONY Variable Account A during fiscal year 2001.

Item 30.  Location of Accounts and Records

   Accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by MONY Life Insurance Company, in whole or in part, at its principal offices at 1740 Broadway, New York, New York 10019 or at its Operations Center at 1 MONY Plaza, Syracuse, New York 13221.

Item 31.  Management Services

   Not applicable.

Item 32.  Undertakings

   (a) Registrant hereby undertakes to file post-effective amendments to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

   (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

   (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                   REPRESENTATIONS RELATING TO SECTION 26 OF
                      THE INVESTMENT COMPANY ACT OF 1940

   Registrant and MONY Life Insurance Company represent that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, MONY Variable Account A and MONY Life Insurance Company have duly caused Post-Effective Amendment No. 3 to this Registration Statement to be signed on their behalf by the undersigned thereunto duly authorized, in the City of New York, State of New York, on this 25th day of February 2003.

                                          MONY VARIABLE ACCOUNT A (Registrant)

                                                             *
                                          By: __________________________________
                                                 Michael I. Roth, Director,
                                                        Chairman of
                                               the Board, and Chief Executive
                                                          Officer

                                          MONY LIFE INSURANCE
                                            COMPANY (Depositor)

                                                             *
                                          By: __________________________________
                                                 Michael I. Roth, Director,
                                                        Chairman of
                                               the Board, and Chief Executive
                                                          Officer

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on February 25, 2003.


         Signature                            Title
         ---------                            -----

             *         Director, Chairman of the Board, and Chief Executive
     -----------------   Officer
      Michael I. Roth

             *         Director, President, and Chief Operating Officer
     -----------------
      Samuel J. Foti

             *         Director and Executive Vice President
     -----------------
     Kenneth M. Levine

             *         Executive Vice President and Chief Financial Officer
     -----------------
     Richard Daddario

     /s/  LEE M. SMITH Corporate Secretary and Vice President, Government
     -----------------   Relations
       Lee M. Smith

             *         Director
     -----------------
      Tom H. Barrett

             *         Director
     -----------------
       David L. Call

             *         Director
     -----------------
     G. Robert Durham

             *         Director
     -----------------
      James B. Farley

                   Signature                        Title
                   ---------                        -----

                       *                Director
         ------------------------------
              Robert Holland, Jr.

                       *                Director
         ------------------------------
                James L. Johnson

                       *                Director
         ------------------------------
              Frederick W. Kanner

                       *                Director
         ------------------------------
                Robert R. Kiley

                       *                Director
         ------------------------------
                Jane C. Pfeiffer

                       *                Director
         ------------------------------
               Thomas C. Theobald

                       *                Director
         ------------------------------
                David M. Thomas

               /s/  LEE M. SMITH
         *By: --------------------- ___
         Lee M. Smith, Attorney-In-Fact
         Pursuant to Power of Attorney

                                 EXHIBIT INDEX

Exhibit No.                          Description
-----------                          -----------
   (10)     Consent of PricewaterhouseCoopers LLP, Independent Accountants